Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)		Dec. 18, 2025	May 08, 2025	Aug. 31, 2026	Nov. 30, 2025
Preferred shares, par value per share				$ 0.0001	$ 0.0001
Preferred shares, authorized				1,000,000	1,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value	[1],[2]			$ 0.0001	$ 0.0001
Ordinary shares, authorized	[1],[2]			50,000,000	50,000,000
Ordinary shares, issued	[1],[2]			6,320,000	5,750,000
Ordinary shares, outstanding	[1],[2]			6,320,000	5,750,000
Ordinary shares subject to possible redemption, per share				$ 10.25	$ 0
Ordinary shares subject to possible redemption, per share				$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares authorized				23,000,000	0
Ordinary Shares
Forfeited shares		750,000
Aggregate ordinary shares			5,750,000
Issuance of ordinary shares to sponsor			$ 6,571,429
Founder shares are no longer subject to forfeiture		750,000
Surrendered ordinary shares			6,571,429
Aggregate of ordinary shares			5,750,000

[1]	On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (Note 6).
[2]	On May 8, 2025, through a share recapitalization, the Company surrendered 6,571,429 ordinary shares, as a result of which the Sponsor has purchased and holds an aggregate of 5,750,000 ordinary shares. All share and per-share data have been retrospectively presented.